Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 510,607	$ 148,070
Receivables, prepaids and deposits	1,968	1,250
Deferred financing costs		1,094
Restricted cash	20,000
Total current assets other than assets held for sale	532,575	150,414
Assets held for sale		3,926
Total current assets	532,575	154,340
NON-CURRENT ASSETS
Restricted cash		150
Investment in Arena Minerals	13,033
Warrants to purchase shares in Arena Minerals	7,558
Loans to Exar Capital	70,856	34,562
Investment in Cauchari-Olaroz project	156,281	131,394
Long-term receivable from JEMSE	6,231
Deferred transaction costs	20,800
Property, plant and equipment	4,368	1,935
Exploration and evaluation assets	5,640	4,342
Total non-current assets	284,767	172,383
TOTAL ASSETS	817,342	326,723
CURRENT LIABILITIES
Accounts payable and accrued liabilities	7,347	5,204
Current portion of long-term liabilities	909	3,550
Total current liabilities	8,256	8,754
NON-CURRENT LIABILITIES
Convertible senior notes	236,156
Credit and loan facilities	27,915	121,221
Decommissioning provision	326	326
Other liabilities	8,374	5,719
Total long-term liabilities	272,771	127,266
TOTAL LIABILITIES	281,027	136,020
SHAREHOLDERS' EQUITY
Share capital	689,993	307,152
Contributed surplus	28,463	27,204
Accumulated other comprehensive loss	(3,487)	(3,487)
Deficit	(178,654)	(140,166)
TOTAL SHAREHOLDERS' EQUITY	536,315	190,703
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 817,342	$ 326,723